                                   UAM FUNDS
                       Funds for the Informed Investorsm

                             The Sirach Portfolios

                            Sirach Growth Portfolio
                             Sirach Bond Portfolio

                      Institutional Service Class Shares

                       Supplement dated January 3, 2001
                   to the Prospectus dated February 28, 2000

  The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "A portfolio may change its investment objective without shareholder approval."

  Under the section titled "Investment Management-Investment Adviser," (1) the first sentence is hereby deleted and replaced as follows: "Sirach Capital Management, Inc., located at 520 Pike Tower, Seattle, Washington 98101, is the investment adviser to each of the portfolios." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

  The information under the section of the portfolios' prospectus titled "Adviser's Historical Performance" is hereby deleted in its entirety. Therefore, investors should not consider this information when making investment decisions.

                                                                  UAM LOGO HERE

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                             The Sirach Portfolios

                            Sirach Growth Portfolio
                            Sirach Equity Portfolio
                        Sirach Special Equity Portfolio
                      Sirach Strategic Balanced Portfolio
                             Sirach Bond Portfolio

                          Institutional Class Shares

                       Supplement dated January 3, 2001
                   to the Prospectus dated February 28, 2000
                       as Supplemented on March 27, 2000

  The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "A portfolio may change its investment objective without shareholder approval."

  Under the section titled "Investment Management-Investment Adviser" (1) the first sentence is hereby deleted and replaced as follows: "Sirach Capital Management, Inc., located at 520 Pike Tower, Seattle, Washington 98101, is the investment adviser to each of the portfolios." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

  The information under the section of the portfolios' prospectus titled "Adviser's Historical Performance" is hereby deleted in its entirety. Therefore, investors should not consider this information when making investment decisions.

                                                                  UAM LOGO HERE